SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], Make Me Reach SAS [Member], USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended
Feb. 10, 2015
Subsequent Event [Line Items]
Percent of equity acquired	100.00%
Consideration paid with cash	$ 5,583
Value of shares of common stock paid or to be paid in acquisition	4,759
Shares issued for acquisition	1,437,510
MakeMeReach Founder [Member]
Subsequent Event [Line Items]
Additional consideration required to be paid with cash subject to retention conditions	442
Value of shares of common stock paid or to be paid in acquisition subject to retention conditions	442
MakeMeReach Employee [Member]
Subsequent Event [Line Items]
Consideration paid with cash	144
Value of shares of common stock paid or to be paid in acquisition	63
Shares issued for acquisition	18,998
Additional consideration required to be paid with cash subject to retention conditions	360
Value of shares of common stock paid or to be paid in acquisition subject to retention conditions	208
Aggregate retention payments	$ 775